Stockholder's Equity	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Shareholders' equity

6. Shareholders’ equity

Common shares

The Company is authorized to issue 50,000,000 common shares with a par value of $0.001.

During the three months ended March 31, 2021, the Company issued 818,000 common shares of which 800,000 were issued in connection with the exercise of 800,000 warrants and 18,000 were issued in connection with the exercise of stock options issued to a non-employee consultant, each at an exercise price of $25 per share resulting in total cash proceeds of $20,450,000.

As at March 31, 2021, the number of total issued and outstanding common shares is 16,051,884 (December 31, 2019 — 15,233,884).

Each common share entitles the holder to one vote on all matters submitted to a vote of the Company’s shareholders. Common shareholders are entitled to receive dividends, if any, as may be declared by the Company’s board of directors. During the three months ended March 31, 2021, no cash dividends had been declared or paid by the Company (March 31, 2020 — $nil).

During the three months ended March 31, 2020, the Company received $1,060,067 on deposit for the future issuance of common shares. The cash receipts were recorded within current liabilities until the common shares were issued.

9. Shareholders’ equity (deficit)

Common shares

The Company is authorized to issue 50,000,000 common shares with a par value of $0.001.

During the year ended December 31, 2020, the Company issued 13,375,384 common shares at $0.01 per share raising $133,754. Subject to amending the Company’s Certificate of Incorporation to increase the number of shares authorized, the issuance of these common shares was approved by the Company during the period ended December 31, 2019. On February 18, 2020, the Company’s board of directors authorized the amendment to its Certificate of Incorporation to increase authorized capital to 50,000,000 common shares and on February 22, 2020 the amendment was effected. As a result, these founder shares were issued during the year ended December 31, 2020 following such amendment.

During March-May 2020, the Company issued 1,058,500 common shares at $5.00 per share, raising $5,292,500.

During June-August 2020, the Company issued 800,000 common shares at $25 per share, raising $20,000,000, as part of the Series A private placement financing. In connection with the Series A private placement financing, the Company incurred costs and fees totaling $324,555 which have been recorded against the proceeds of the issuance. As at December 31, 2020, the number of total issued and outstanding common shares is 15,233,884 (2019 — nil).

Each common share entitles the holder to one vote on all matters submitted to a vote of the Company’s shareholders. Common shareholders are entitled to receive dividends, if any, as may be declared by the Company’s board of directors. During the year ended December 31, 2020, no cash dividends had been declared or paid by the Company (2019 — $nil).

Warrants

In connection with the Series A private placement financing, the Company issued 800,000 share warrants to an institutional investor allowing the warrant holder to acquire an additional 800,000 common stock of the Company with a par value of $0.001 per share at an exercise price of $25.00 per share. The warrants were issued for no additional consideration, and the specified exercise prices of each warrant are subject to adjustment for share dividends, share splits, combination or other similar recapitalization transactions as provided under the terms of the warrants. The warrants were set to expire July 29, 2021.

The Company valued the warrants using the Black-Scholes-Merton option pricing model with the following inputs:

Year ended
December 31, 2020
Risk-free interest rate	0.13%
Expected term (in years)	1
Expected volatility	65%
Expected dividend yield	—%

The allocation of the total proceeds between the common shares issued and the warrants was performed using the relative fair value method resulting in the recording of $2,526,320 to warrants within stockholders’ equity (deficit).

On January 28, 2021, the holder exercised the warrants and the Company received cash proceeds of $20,000,000 (see note 18).

Therapeutics Acquisition Corp.
Shareholders' equity

Note 6 — Stockholders' Equity

Class A common stock – The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there was 14,041,400 Class A shares issued and outstanding, including 12,564,103 and 12,704,007 shares subject to possible redemption at March 31, 2021 and December 31, 2020, respectively.

Class B common stock – The Company is authorized to issue 10,000,000 shares of Class B common stock, par value $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. In connection with the filing of the Amended and Restated Certificate of Incorporation, the 3,392,500 shares of common stock that were outstanding became shares of Class B common stock, of which 442,500 shares were subject to forfeiture to the extent that the underwriters' over-allotment option was not exercised in full or in part, so that the Company’s Sponsor would collectively own 20.0% of the Company's issued and outstanding shares of common stock after the Public Offering. The underwriters exercised this option in full on July 10, 2020; thus these Founder Shares are no longer subject to forfeiture.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Company’s Initial Business Combination on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like), and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of the Business Combination, including pursuant to a specified future issuance, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the Sponsor agrees to waive such adjustment with respect to any such issuance or deemed issuance, including a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20.0% of the sum of the total number of all shares of common stock outstanding upon completion of this offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Business Combination (after giving effect to any redemptions of shares of Class A common stock by public stockholders) (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination and any private placement shares). The Company’s Sponsor may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.

Preferred stock – The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company's board of directors. At March 31, 2021 and December 31, 2020, there was no preferred stock outstanding.

Note 6 — Stockholders’ Equity

Class A common stock – The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020, there were 14,041,400 Class A shares issued and outstanding, including 12,704,007 subject to possible redemption.

Class B common stock – The Company is authorized to issue 10,000,000 shares of Class B common stock, par value $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. In connection with the filing of the Amended and Restated Certificate of Incorporation, the 3,392,500 shares of common stock that were outstanding became shares of Class B common stock, of which 442,500 share were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Company’s Sponsor would collectively own 20.0% of the Company’s issued and outstanding shares of common stock after the Public Offering. The underwriters exercised this option in full on July 10, 2020; thus these Founder Shares are no longer subject to forfeiture.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Company’s initial Business Combination on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like), and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of the Business Combination, including pursuant to a specified future issuance, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the Sponsor agrees to waive such adjustment with respect to any such issuance or deemed issuance, including a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the initial public offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Business Combination (after giving effect to any redemptions of shares of Class A common stock by public stockholders) (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination and any private placement shares). The Company’s Sponsor may also elect to convert its shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.

Preferred stock – The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there was no preferred stock outstanding.